Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents consist of:
Cash	$ 106,135	$ 65,140
Cash equivalents	22,013	15,353
Cash and cash equivalents, end of the year	$ 128,148	$ 80,493